DEBT AND FINANCE LEASE LIABILITIES - Narrative (Details) - USD ($)		1 Months Ended			3 Months Ended		12 Months Ended
	Apr. 30, 2020	Apr. 30, 2020	Feb. 29, 2020	Feb. 28, 2019	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2018
Debt Instrument [Line Items]
Proceeds from issuance of debt							$ 24,632,000	$ 0	$ 0
Letters of credit					$ 25,000,000.0		25,000,000.0
Term Loan
Debt Instrument [Line Items]
Interest rate, stated percentage				3.00%
Notes Payable to Banks | Paycheck Protection Program, CARES Act
Debt Instrument [Line Items]
Interest rate, stated percentage	0.98%	0.98%
Repayments of long-term debt	$ 4,100,000
Proceeds from issuance of debt		$ 4,100,000
Term		24 months
Notes Payable to Banks | Term Loan
Debt Instrument [Line Items]
Face amount										$ 4,100,000
Interest rate, stated percentage										2.43%
Extension term			1 year	1 year
Repayments of long-term debt						$ 4,100,000
Notes Payable, Other Payables | Promissory Note
Debt Instrument [Line Items]
Face amount					$ 25,000,000.0		$ 25,000,000.0
Interest rate, stated percentage					4.00%		4.00%
Term					60 months
Term of interest only payments					12 months
Amortization period					25 years
Debt issuance cost					$ 400,000		$ 400,000
Effective interest rate					4.34%		4.34%
Interest expense							$ 100,000